UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21921
                                                     ---------

                        Oppenheimer Transition 2015 Fund
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: February 28
                                               -----------

                      Date of reporting period: 08/31/2008
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

AUGUST 31, 2008

Oppenheimer

Transition 2015 Fund

                 Management Commentaries and Semiannual Report

                                    (GRAPHIC)

MANAGEMENT COMMENTARIES

     An Interview with Your Fund's Managers

     Listing of Top Holdings

SEMIANNUAL REPORT

     Listing of Investments

     Financial Statements

                                                      (OPPENHEIMERFUNDS(R) LOGO)

                                                      The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

ASSET CLASS ALLOCATION

(PIE CHART)

- U.S. Equity Funds              60.5%

- Fixed Income Funds             21.1

- Global Equity Funds            12.4

- Alternative Investment Funds    6.0

- Money Market Fund               0.0

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2008, and are based on the total market value of investments in affiliated companies.


                      11 | OPPENHEIMER TRANSITION 2015 FUND

NOTES

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 12/15/06. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 12/15/06. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 4% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/15/06. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 12/15/06. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 12/15/06. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      12 | OPPENHEIMER TRANSITION 2015 FUND

FUND EXPENSES

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement


                     13 | OPPENHEIMER TRANSITION 2015 FUND

FUND EXPENSES Continued

of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                BEGINNING         ENDING           EXPENSES
                                 ACCOUNT          ACCOUNT         PAID DURING
                                  VALUE            VALUE         6 MONTHS ENDED
ACTUAL                        MARCH 1, 2008   AUGUST 31, 2008   AUGUST 31, 2008
------                        -------------   ---------------   ---------------
Class A                         $1,000.00       $  968.00            $3.03
Class B                          1,000.00          964.80             6.61
Class C                          1,000.00          963.70             7.15
Class N                          1,000.00          968.00             4.13
Class Y                          1,000.00          970.20             1.09
HYPOTHETICAL
(5% return before expenses)
Class A                          1,000.00        1,022.13             3.11
Class B                          1,000.00        1,018.50             6.79
Class C                          1,000.00        1,017.95             7.35
Class N                          1,000.00        1,021.02             4.24
Class Y                          1,000.00        1,024.10             1.12

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended August 31, 2008 are as follows:

CLASS     EXPENSE RATIOS
-----     --------------
Class A       0.61%
Class B       1.33
Class C       1.44
Class N       0.83
Class Y       0.22

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager and Distributor that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.


                     14 | OPPENHEIMER TRANSITION 2015 FUND

STATEMENT OF INVESTMENTS August 31, 2008 / Unaudited

                                                            SHARES        VALUE
                                                           -------    ------------
INVESTMENT COMPANIES--100.0% (1)
ALTERNATIVE INVESTMENT FUND--5.9%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y    167,279    $ 1,430,233
FIXED INCOME FUNDS--21.1%
Oppenheimer Core Bond Fund, Cl. Y                          470,301      4,359,692
Oppenheimer International Bond Fund, Cl. Y                 112,673        710,966
                                                                      -----------
                                                                        5,070,658
GLOBAL EQUITY FUNDS--12.4%
Oppenheimer International Growth Fund, Cl. Y                88,609      2,327,778
Oppenheimer Quest International Value Fund, Inc., Cl. A     41,558        664,097
                                                                      -----------
                                                                        2,991,875
MONEY MARKET FUND--0.0%
Oppenheimer Institutional Money Market Fund, Cl. E,
   2.76% (2)                                                 2,814          2,814
U.S. EQUITY FUNDS--60.6%
Oppenheimer Capital Appreciation Fund, Cl. Y                41,452      1,951,174
Oppenheimer Main Street Fund, Cl. Y                         73,221      2,375,287
Oppenheimer MidCap Fund, Cl. Y(3)                          108,087      1,986,630
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y            109,801      3,542,197
Oppenheimer Value Fund, Cl. Y                              206,462      4,703,205
                                                                      -----------
                                                                       14,558,493
                                                                      -----------
TOTAL INVESTMENTS, AT VALUE (COST $25,415,170)               100.0%    24,054,073
                                                                      -----------
LIABILITIES IN EXCESS OF OTHER ASSETS                         (0.0)       (10,161)
                                                           -------    -----------
NET ASSETS                                                   100.0%   $24,043,912
                                                           =======    ===========

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:


                                                SHARES                               SHARES
                                               FEBRUARY     GROSS       GROSS      AUGUST 31,
                                               29, 2008   ADDITIONS   REDUCTIONS      2008
                                               --------   ---------   ----------   ----------
Oppenheimer Capital Appreciation Fund, Cl. Y    26,373       25,133      10,054      41,452
Oppenheimer Commodity Strategy
Total Return Fund, Cl. Y                       101,327       79,300      13,348     167,279
Oppenheimer Core Bond Fund, Cl. Y              200,942      316,143      46,784     470,301
Oppenheimer Institutional Money Market
Fund, Cl. E                                    202,998    8,844,452   9,044,636       2,814
Oppenheimer International Bond Fund, Cl. Y          --      124,065      11,392     112,673
Oppenheimer International Growth Fund, Cl. Y    44,433       53,250       9,074      88,609
Oppenheimer Main Street Fund, Cl. Y             36,256       44,587       7,622      73,221
Oppenheimer MidCap Fund, Cl. Y                  64,678       65,349      21,940     108,087
Oppenheimer Quest International Value
Fund, Inc., Cl. A                               31,028       27,330      16,800      41,558
Oppenheimer Small- & Mid- Cap Value
Fund, Cl. Y                                     53,970       67,338      11,507     109,801
Oppenheimer Value Fund, Cl. Y                  101,652      126,297      21,487     206,462


                     F1 | OPPENHEIMER TRANSITION 2015 FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

                                                                        DIVIDEND   REALIZED
                                                             VALUE       INCOME      LOSS
                                                          -----------   --------   --------
Oppenheimer Capital Appreciation Fund, Cl. Y              $ 1,951,174   $     --   $ 57,257
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y     1,430,233         --      5,530
Oppenheimer Core Bond Fund, Cl. Y                           4,359,692    102,080     26,302
Oppenheimer Institutional Money Market Fund, Cl. E              2,814      1,200         --
Oppenheimer International Bond Fund, Cl. Y                    710,966     10,052      2,216
Oppenheimer International Growth Fund, Cl. Y                2,327,778         --     35,896
Oppenheimer Main Street Fund, Cl. Y                         2,375,287         --     81,460
Oppenheimer MidCap Fund, Cl. Y                              1,986,630         --     64,471
Oppenheimer Quest International Value Fund, Inc., Cl. A       664,097         --     85,623
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y             3,542,197         --    107,141
Oppenheimer Value Fund, Cl. Y                               4,703,205         --    131,353
                                                          -----------   --------   --------
                                                          $24,054,073   $113,332   $597,249
                                                          ===========   ========   ========

(2.)  Rate shown is the 7-day yield as of August 31, 2008.

(3.)  Non-income producing security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1--quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange).

     2) Level 2--inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.).

     3) Level 3--unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of August 31, 2008:

                                                INVESTMENTS    OTHER FINANCIAL
VALUATION DESCRIPTION                          IN SECURITIES     INSTRUMENTS*
---------------------                          -------------   ---------------
Level 1--Quoted Prices                          $24,054,073          $--
Level 2--Other Significant Observable Inputs             --           --
Level 3--Significant Unobservable Inputs                 --           --
                                                -----------          ---
Total                                           $24,054,073          $--
                                                ===========          ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      F2 | OPPENHEIMER TRANSITION 2015 FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

August 31, 2008

ASSETS
Investments, at value--affiliated companies (cost $25,415,170)--
see accompanying statement of investments                            $24,054,073
Cash                                                                       9,104
Receivables and other assets:
Shares of beneficial interest sold                                        26,489
Dividends                                                                 26,314
Other                                                                      4,643
                                                                     -----------
Total assets                                                          24,120,623
LIABILITIES
Payables and other liabilities:
Investments purchased                                                     38,998
Shareholder communications                                                13,935
Legal, auditing and other professional fees                               11,205
Distribution and service plan fees                                         8,362
Transfer and shareholder servicing agent fees                              2,426
Trustees' compensation                                                       259
Shares of beneficial interest redeemed                                        42
Other                                                                      1,484
                                                                     -----------
Total liabilities                                                         76,711
                                                                     -----------
NET ASSETS                                                           $24,043,912
                                                                     ===========
COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest                           $     2,567
Additional paid-in capital                                            25,863,703
Accumulated net investment income                                         38,303
Accumulated net realized loss on investments                            (499,564)
Net unrealized depreciation on investments                            (1,361,097)
                                                                     -----------
NET ASSETS                                                           $24,043,912
                                                                     ===========


                      F3 | OPPENHEIMER TRANSITION 2015 FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$13,082,682 and 1,393,351 shares of beneficial interest outstanding)            $9.39
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                        $9.96

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,186,484
and 234,693 shares of beneficial interest outstanding)                          $9.32

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,270,844
and 351,544 shares of beneficial interest outstanding)                          $9.30

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $5,332,444
and 569,217 shares of beneficial interest outstanding)                          $9.37

Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $171,458 and 18,178 shares of beneficial interest outstanding)    $9.43

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      F4 | OPPENHEIMER TRANSITION 2015 FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended August 31, 2008

INVESTMENT INCOME
Dividends from affiliated companies                                    $ 113,332
Interest                                                                     119
                                                                       ---------
Total investment income                                                  113,451

EXPENSES
Distribution and service plan fees:
Class A                                                                   12,919
Class B                                                                    9,836
Class C                                                                   13,261
Class N                                                                    6,548
Transfer and shareholder servicing agent fees:
Class A                                                                    7,133
Class B                                                                    1,419
Class C                                                                    2,591
Class N                                                                    2,285
Class Y                                                                       67
Shareholder communications:
Class A                                                                    4,250
Class B                                                                      613
Class C                                                                    1,602
Class N                                                                      331
Class Y                                                                       11
Legal, auditing and other professional fees                               10,278
Trustees' compensation                                                       287
Custodian fees and expenses                                                   40
Other                                                                      2,182
                                                                       ---------
Total expenses                                                            75,653
Less reduction to custodian expenses                                         (36)
Less waivers and reimbursements of expenses                                 (484)
                                                                       ---------
Net expenses                                                              75,133

NET INVESTMENT INCOME                                                     38,318

REALIZED AND UNREALIZED LOSS
Net realized loss on investments from affiliated companies              (597,249)
Net change in unrealized depreciation on investments                    (223,696)
                                                                       ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $(782,627)
                                                                       =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      F5 | OPPENHEIMER TRANSITION 2015 FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                         SIX MONTHS
                                                           ENDED          YEAR
                                                         AUGUST 31,       ENDED
                                                            2008      FEBRUARY 29,
                                                        (UNAUDITED)       2008
                                                        -----------   ------------
OPERATIONS
Net investment income                                   $    38,318   $   113,085
Net realized gain (loss)                                   (597,249)      282,540
Net change in unrealized depreciation                      (223,696)   (1,146,287)
                                                        -----------   -----------
Net decrease in net assets resulting from operations       (782,627)     (750,662)
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                          --      (173,172)
Class B                                                          --       (20,356)
Class C                                                          --       (36,066)
Class N                                                          --       (36,346)
Class Y                                                          --        (4,264)
                                                        -----------   -----------
                                                                 --      (270,204)
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from
   beneficial interest transactions:
Class A                                                   5,956,620     5,908,174
Class B                                                   1,009,668     1,223,386
Class C                                                   1,388,016     2,079,156
Class N                                                   3,992,069     1,660,378
Class Y                                                      (7,566)      202,939
                                                        -----------   -----------
                                                         12,338,807    11,074,033
NET ASSETS
Total increase                                           11,556,180    10,053,167
Beginning of period                                      12,487,732     2,434,565
                                                        -----------   -----------
End of period (including accumulated net investment
   income (loss) of $38,303 and $(15), respectively)    $24,043,912   $12,487,732
                                                        ===========   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      F6 | OPPENHEIMER TRANSITION 2015 FUND

FINANCIAL HIGHLIGHTS

                                                         SIX MONTHS
                                                           ENDED
                                                         AUGUST 31,    YEAR ENDED    PERIOD ENDED
                                                            2008      FEBRUARY 29,   FEBRUARY 28,
CLASS A                                                 (UNAUDITED)       2008          2007(1)
-----------------------------------------------------   -----------   ------------   ------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                      $  9.70        $10.18        $10.00
Income (loss) from investment operations:
Net investment income(2)                                      .03           .15           .01
Net realized and unrealized gain (loss)                      (.34)         (.34)          .17
                                                          -------        ------        ------
Total from investment operations                             (.31)         (.19)          .18
Dividends and/or distributions to shareholders:
Dividends from net investment income                           --          (.29)           --
                                                          -------        ------        ------
Net asset value, end of period                            $  9.39        $ 9.70        $10.18
                                                          =======        ======        ======
TOTAL RETURN, AT NET ASSET VALUE(3)                         (3.20)%       (2.12)%        1.80%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $13,083        $7,533        $2,177
Average net assets (in thousands)                         $10,309        $5,227        $1,362
Ratios to average net assets:(4)
Net investment income                                        0.66%         1.45%         0.25%
Total expenses(5)                                            0.61%         1.03%         6.99%(6)
Expenses after payments, waivers and/or
   reimbursements and reduction to custodian expenses        0.61%         0.83%         0.87%
Portfolio turnover rate                                        18%           24%            0%

(1.) For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

(2.) Per share amounts calculated based on the average shares outstanding during the period.

(3.) Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(4.) Annualized for periods less than one full year.

(5.) Total expenses including all underlying fund expenses were as follows:

Six Months Ended August 31, 2008   1.25%
Year Ended February 29, 2008       1.66%
Period Ended February 28, 2007     7.62%

(6.) The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      F7 | OPPENHEIMER TRANSITION 2015 FUND

FINANCIAL HIGHLIGHTS Continued

                                                          SIX MONTHS
                                                             ENDED         YEAR ENDED    PERIOD ENDED
                                                        AUGUST 31, 2008   FEBRUARY 29,   FEBRUARY 28,
CLASS B                                                   (UNAUDITED)         2008          2007(1)
-----------------------------------------------------   ---------------   ------------   ------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                       $ 9.66           $10.17        $10.00
Income (loss) from investment operations:
Net investment income (loss)(2)                                --(3)           .10          (.01)
Net realized and unrealized gain (loss)                      (.34)            (.38)          .18
                                                           ------           ------        ------
Total from investment operations                             (.34)            (.28)          .17
Dividends and/or distributions to shareholders:
Dividends from net investment income                           --             (.23)           --
                                                           ------           ------        ------
Net asset value, end of period                             $ 9.32           $ 9.66        $10.17
                                                           ======           ======        ======
TOTAL RETURN, AT NET ASSET VALUE(4)                         (3.52)%          (2.92)%        1.70%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $2,187           $1,263        $  139
Average net assets (in thousands)                          $1,961           $  623        $   20
Ratios to average net assets:(5)
Net investment income (loss)                                (0.07)%           0.95%        (0.57)%
Total expenses(6)                                            1.34%            2.49%        52.30%(7)
Expenses after payments, waivers and/or
   reimbursements and reduction to custodian expenses        1.33%            1.62%         1.55%
Portfolio turnover rate                                        18%              24%            0%

(1.) For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

(2.) Per share amounts calculated based on the average shares outstanding during the period.

(3.) Less than $0.005 per share.

(4.) Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(5.) Annualized for periods less than one full year.

(6.) Total expenses including all underlying fund expenses were as follows:

Six Months Ended August 31, 2008    1.98%
Year Ended February 29, 2008        3.12%
Period Ended February 28, 2007     52.93%

(7.) The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      F8 | OPPENHEIMER TRANSITION 2015 FUND

                                                          SIX MONTHS
                                                             ENDED         YEAR ENDED    PERIOD ENDED
                                                        AUGUST 31, 2008   FEBRUARY 29,   FEBRUARY 28,
CLASS C                                                   (UNAUDITED)         2008          2007(1)
-----------------------------------------------------   ---------------   ------------   ------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                       $ 9.65           $10.17        $10.00
Income (loss) from investment operations:
Net investment income (loss)(2)                              (.01)             .17          (.01)
Net realized and unrealized gain (loss)                      (.34)            (.44)          .18
                                                           ------           ------        ------
Total from investment operations                             (.35)            (.27)          .17
Dividends and/or distributions to shareholders:
Dividends from net investment income                           --             (.25)           --
                                                           ------           ------        ------
Net asset value, end of period                             $ 9.30           $ 9.65        $10.17
                                                           ======           ======        ======
TOTAL RETURN, AT NET ASSET VALUE(3)                         (3.63)%          (2.88)%        1.70%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $3,271           $1,994        $   99
Average net assets (in thousands)                          $2,645           $  862        $   60
Ratios to average net assets:(4)
Net investment income (loss)                                (0.18)%           1.67%        (0.65)%
Total expenses(5)                                            1.45%            2.03%        17.07%(6)
Expenses after payments, waivers and/or
   reimbursements and reduction to custodian expenses        1.44%            1.52%         1.62%
Portfolio turnover rate                                        18%              24%            0%

(1.) For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

(2.) Per share amounts calculated based on the average shares outstanding during the period.

(3.) Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(4.) Annualized for periods less than one full year.

(5.) Total expenses including all underlying fund expenses were as follows:

Six Months Ended August 31, 2008    2.09%
Year Ended February 29, 2008        2.66%
Period Ended February 28, 2007     17.70%

(6.) The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      F9 | OPPENHEIMER TRANSITION 2015 FUND

FINANCIAL HIGHLIGHTS Continued

                                                          SIX MONTHS
                                                             ENDED         YEAR ENDED    PERIOD ENDED
                                                        AUGUST 31, 2008   FEBRUARY 29,   FEBRUARY 28,
CLASS N                                                   (UNAUDITED)         2008          2007(1)
-----------------------------------------------------   ---------------   ------------   ------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                       $ 9.68           $10.18        $10.00
Income (loss) from investment operations:
Net investment income(2)                                      .02              .20            --(3)
Net realized and unrealized gain (loss)                      (.33)            (.44)          .18
                                                           ------           ------        ------
Total from investment operations                             (.31)            (.24)          .18
Dividends and/or distributions to shareholders:
Dividends from net investment income                           --             (.26)           --
                                                           ------           ------        ------
Net asset value, end of period                             $ 9.37           $ 9.68        $10.18
                                                           ======           ======        ======
TOTAL RETURN, AT NET ASSET VALUE(4)                         (3.20)%          (2.52)%        1.80%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $5,332           $1,510        $   19
Average net assets (in thousands)                          $2,626           $  783        $    5
Ratios to average net assets:(5)
Net investment income                                        0.45%            1.95%         0.02%
Total expenses(6)                                            0.84%            1.16%        42.59%(7)
Expenses after payments, waivers and/or
   reimbursements and reduction to custodian expenses        0.83%            1.09%         1.12%
Portfolio turnover rate                                        18%              24%            0%

(1.) For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

(2.) Per share amounts calculated based on the average shares outstanding during the period.

(3.) Less than $0.005 per share.

(4.) Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(5.) Annualized for periods less than one full year.

(6.) Total expenses including all underlying fund expenses were as follows:

Six Months Ended August 31, 2008    1.48%
Year Ended February 29, 2008        1.79%
Period Ended February 28, 2007     43.22%

(7.) The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     F10 | OPPENHEIMER TRANSITION 2015 FUND

                                                       SIX MONTHS
                                                          ENDED         YEAR ENDED    PERIOD ENDED
                                                     AUGUST 31, 2008   FEBRUARY 29,   FEBRUARY 28,
CLASS Y                                                (UNAUDITED)         2008          2007(1)
--------------------------------------------------   ---------------   ------------   ------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                     $ 9.72           $10.19       $ 10.00
Income (loss) from investment operations:
Net investment income(2)                                    .05              .22           .01
Net realized and unrealized gain (loss)                    (.34)            (.40)          .18
                                                         ------           ------       -------
Total from investment operations                           (.29)            (.18)          .19
Dividends and/or distributions to shareholders:
Dividends from net investment income                         --             (.29)           --
                                                         ------           ------       -------
NET ASSET VALUE, END OF PERIOD                           $ 9.43           $ 9.72       $ 10.19
                                                         ======           ======       =======
TOTAL RETURN, AT NET ASSET VALUE(3)                       (2.98)%          (2.02)%        1.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                 $  171           $  188       $     1
Average net assets (in thousands)                        $  206           $   74       $     1
Ratios to average net assets:(4)
Net investment income                                      1.03%            2.08%         0.48%
Total expenses(5)                                          0.22%            0.75%       110.56%(6)
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses         0.22%            0.61%         0.55%
Portfolio turnover rate                                      18%              24%            0%

(1.) For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

(2.) Per share amounts calculated based on the average shares outstanding during the period.

(3.) Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(4.) Annualized for periods less than one full year.

(5.) Total expenses including all underlying fund expenses were as follows:

Six Months Ended August 31, 2008     0.86%
Year Ended February 29, 2008         1.38%
Period Ended February 28, 2007     111.19%

(6.) The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     F11 | OPPENHEIMER TRANSITION 2015 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Transition 2015 Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek total return until the target retirement date included in its name and then seeks income and secondarily capital growth. The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Fund normally invests in a portfolio consisting of a target weighted allocation in Class Y shares of other Oppenheimer funds (the "Underlying Funds"). The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

     The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the
"Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including


                     F12 | OPPENHEIMER TRANSITION 2015 FUND
the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

     The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

     To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

     The Underlying Funds' investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.

     Fair valued assets may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

     There have been no significant changes to the fair valuation methodologies during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.


                     F13 | OPPENHEIMER TRANSITION 2015 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

     As of August 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $597,249. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended August 31, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities   $25,830,007
                                 ===========
Gross unrealized appreciation    $   103,920
Gross unrealized depreciation     (1,879,854)
                                 -----------
Net unrealized depreciation      $(1,775,934)
                                 ===========


                     F14 | OPPENHEIMER TRANSITION 2015 FUND

 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended August 31, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased       $160
Payments Made to Retired Trustees               --
Accumulated Liability as of August 31, 2008    160

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.


                     F15 | OPPENHEIMER TRANSITION 2015 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                              SIX MONTHS ENDED           YEAR ENDED
                                               AUGUST 31, 2008        FEBRUARY 29, 2008
                                            --------------------   ----------------------
                                             SHARES     AMOUNT      SHARES       AMOUNT
                                            -------   ----------   --------   -----------
CLASS A
Sold                                        701,825   $6,779,044    683,235   $ 7,225,902
Dividends and/or distributions reinvested        --           --     16,055       168,420
Redeemed                                    (85,418)    (822,424)  (136,138)   (1,486,148)
                                            -------   ----------   --------   -----------
Net increase                                616,407   $5,956,620    563,152   $ 5,908,174
                                            =======   ==========   ========   ===========


                     F16 | OPPENHEIMER TRANSITION 2015 FUND

                                               SIX MONTHS ENDED           YEAR ENDED
                                                AUGUST 31, 2008        FEBRUARY 29, 2008
                                            ----------------------   --------------------
                                             SHARES       AMOUNT      SHARES     AMOUNT
                                            --------   -----------   -------   ----------
CLASS B
Sold                                         118,549   $ 1,152,167   127,657   $1,332,860
Dividends and/or distributions reinvested         --            --     1,877       20,067
Redeemed                                     (14,699)     (142,499)  (12,334)    (129,541)
                                            --------   -----------   -------   ----------
Net increase                                 103,850   $ 1,009,668   117,200   $1,223,386
                                            ========   ===========   =======   ==========

CLASS C
Sold                                         187,333   $ 1,786,255   207,400   $2,185,546
Dividends and/or distributions reinvested         --            --     3,297       34,452
Redeemed                                     (42,444)     (398,239)  (13,748)    (140,842)
                                            --------   -----------   -------   ----------
Net increase                                 144,889   $ 1,388,016   196,949   $2,079,156
                                            ========   ===========   =======   ==========

CLASS N
Sold                                         675,175   $ 6,508,588   219,066   $2,331,873
Dividends and/or distributions reinvested         --            --     3,455       36,238
Redeemed                                    (261,832)   (2,516,519)  (68,554)    (707,733)
                                            --------   -----------   -------   ----------
Net increase                                 413,343   $ 3,992,069   153,967   $1,660,378
                                            ========   ===========   =======   ==========

CLASS Y
Sold                                           9,394   $    96,864    23,372   $  247,714
Dividends and/or distributions reinvested         --            --       403        4,236
Redeemed                                     (10,525)     (104,430)   (4,566)     (49,011)
                                            --------   -----------   -------   ----------
Net increase (decrease)                       (1,131)  $    (7,566)   19,209   $  202,939
                                            ========   ===========   =======   ==========

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended August 31, 2008, were as follows:

                         PURCHASES       SALES
                        -----------   ----------
Investment securities   $15,769,493   $3,218,410

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds and the Fund's investment in IMMF. The weighted indirect management fees collected from the Underlying Funds and the Fund's investment in IMMF, as a percent of average daily net assets of the Fund for the six months ended August 31, 2008 was 0.56%.


                     F17 | OPPENHEIMER TRANSITION 2015 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended August 31, 2008, the Fund paid $12,276 to OFS for services to the Fund.

     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at June 30, 2008 for Class B, Class C and Class N shares were $26,340, $18,415 and $39,271, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.


                     F18 | OPPENHEIMER TRANSITION 2015 FUND

SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                      CLASS A         CLASS B         CLASS C         CLASS N
                      CLASS A        CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
SIX MONTHS ENDED    DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------   -------------   -------------   -------------   -------------   -------------
August 31, 2008       $23,830           $--            $5,107           $76             $--

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that as a percentage of average daily net assets they will not exceed the following annual rates: 1.50%, 2.25%, 2.25%, 1.75% and 1.25%, for Class A, Class B, Class C, Class N and Class Y, respectively. During the six months ended August 31, 2008, the Manager reimbursed the Fund $83 and $103 for the Class B and Class C shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

     Prior to August 1, 2008, the Manager waived fees and/or reimbursed Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended August 31, 2008, the Manager waived $40 for IMMF management fees.

     The Distributor reimbursed Fund expenses in an amount equal to the distribution and service plan fees incurred through the Fund's investment in the Class A shares of Oppenheimer Quest International Value Fund, Inc. which, for the six months ended August 31, 2008, was $258.

5. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.


                     F19 | OPPENHEIMER TRANSITION 2015 FUND

                      THIS PAGE INTENTIONALLY LEFT BLANK.


                     F20 | OPPENHEIMER TRANSITION 2015 FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT Unaudited

Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

     Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

     NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's asset allocation team, who provide research, analysis and other advisory services in regard to the Fund's investments; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                     15 | OPPENHEIMER TRANSITION 2015 FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued

     The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Rudi Schadt, Jerry Webman, Kurt Wolfgruber, Christopher Leavy and Alex Kurinets, the portfolio managers for the Fund, and the experience of the portfolio managers and the investment performance of the investment companies in which the Fund may invest (the "Underlying Funds"). The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. The Board concluded, in light of the Manager's experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.

     INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end and no-load mixed-asset target 2020 funds including fund of funds advised by other investment advisers. The Board noted that the Fund's one-year performance was better than its peer group median.

     COSTS OF SERVICES BY THE MANAGER. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board noted that the Fund does not pay a direct management fee but that the Fund indirectly bears its share of the management fees of the Underlying Funds. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other mixed-asset target 2020 funds of funds and other passively managed affiliated funds of funds with comparable asset levels and distribution features. The Board noted that the Manager


                     16 | OPPENHEIMER TRANSITION 2015 FUND
does not collect a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The Board also noted that the Manager has agreed to voluntarily limit the aggregate amount of combined direct (fund of funds level) and indirect expense so that as a percentage of average daily net assets they will not exceed the following annual rates: 1.50% for Class A, 2.25% for Class B, 2.25% for Class C, 1.75% for Class N and 1.25% for Class Y. The Manager may modify or terminate this undertaking at any time without notice to shareholders. The Board noted that the Fund's total expenses (direct and indirect) are higher than its peer group median.

     ECONOMIES OF SCALE. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund and the Underlying Funds, and the extent to which those economies of scale would benefit the Fund's shareholders.

     OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

     CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, in light of all of the surrounding circumstances.


                     17 | OPPENHEIMER TRANSITION 2015 FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund and each underlying fund have adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held. A description of the Fund and each underlying fund Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund and each underlying fund are required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                     18 | OPPENHEIMER TRANSITION 2015 FUND


ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     a)   Not applicable.

     b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  (1)  Not applicable to semiannual reports.

     (2)  Exhibits attached hereto.

     (3)  Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Transition 2015 Fund


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 10/13/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 10/13/2008


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 10/13/2008